SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - Notable Labs Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Accounts receivable	$ 5	$ 8
Employee retention credit	572	1,237
Prepaid expenses	168	119
Prepaid benefits	25	37
Prepaid clinical expenses	6	6
Total prepaid expenses and other current assets	$ 776	$ 1,407